Commitments, liabilities and contingencies	12 Months Ended
Mar. 31, 2024
Disclosure of Commitments and Contingent Liabilities [Abstract]
Commitments, liabilities and contingencies
47.
Commitments, liabilities and contingencies (to the extent not provided for)
(i)
Contingent liabilities

Description	As at March 31,
	2023	2024	2024
	(INR)	(INR)	(USD)
Contingent liabilities on account of liquidated damages for delay in project commissioning for which no material liability is expected. Further, the management believes that any amount of liquidated damages to be levied by customer shall be entirely reimbursable from capital vendors of respective projects.	1,544	484	6
Contingent liabilities on account of transmission penalties for inability to execute or delays in execution of projects	1,259	1,283	15
VAT, GST, service tax, entry tax matters#	52	—	—
Income tax disallowances / demands under litigation	166	190	2
Others^	429	759	9

# The Group is contesting demands of direct and indirect taxes and the management, including its tax advisors, believe that its positions will likely be upheld in the appellate process. No tax expense has been accrued in the financial statements for the demands raised.

^includes disputes related to land, water tax on Electricity Generation Act, 2012 and Forecasting, Scheduling, Deviation Settlement Mechanism , third party claims and related matters of wind and solar generating stations Regulations, 2018 (DSM Regulations, 2018) etc.

(ii)
Commitments

Estimated amount of contracts remaining to be executed on capital account and not provided for in the financial statements

As at March 31, 2024, the Group has capital commitment (net of advances) pertaining to commissioning of wind and solar energy projects of INR 56,857 (March 31, 2023: INR 119,739).

Guarantees

The Group has obtained guarantees from financial institutions as a part of the bidding process for establishing renewable projects. Further, the Group issues irrevocable performance bank guarantees in relation to its obligation towards construction and transmission infrastructure of renewable power projects plants as required by the PPA and such outstanding guarantees are INR 31,733 as at March 31, 2024 (March 31, 2023: INR 18,607).

The terms of the PPAs provide for the delivery of a minimum quantum of electricity at fixed prices.